INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 342	$ 306
Deductible temporary differences for which no deferred tax asset is recognised	474	950
Deductible temporary differences for which no deferred tax liability is recognised	8,000	8,000
Canada | Non-capital losses (foreign)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	54	79
Canada | Capital losses (Canada)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	54	47
United States | Net operating losses (United States)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	78	63
Deductible temporary differences for which no deferred tax asset is recognised	251	70
Foreign countries | Non-capital losses (foreign)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	70	20
Foreign countries | Net operating losses (United States)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	223	880
IFC Seoul
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 234	$ 27